Vessels, net	12 Months Ended
Dec. 31, 2019
Vessels, net
6. Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2017	2,056,722	36,275	2,092,997
Additions	648	5,796	6,444
Write-offs of fully amortized assets	—	(10,163)	(10,163)

December 31, 2018	2,057,370	31,908	2,089,278
Additions	2,910	11,523	14,433
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	2,060,280	36,228	2,096,508

Accumulated Depreciation
December 31, 2017	332,708	20,150	352,858
Charge for the period	67,809	7,909	75,718
Write-offs of fully amortized assets	—	(10,163)	(10,163)

December 31, 2018	400,517	17,896	418,413
Charge for the period	67,886	7,885	75,771
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	468,403	18,578	486,981

Net Book Value
December 31, 2017	$1,724,014	$16,125	$1,740,139

December 31, 2018	$1,656,853	$14,012	$1,670,865

December 31, 2019	$1,591,877	$17,650	$1,609,527

The cost and net book value of the 25 vessels that were contracted under time charter agreements (please read Note 16 to the consolidated financial statements) was $1,374 million and $1,053 million respectively as of December 31, 2019 (December 31, 2018: $1,337 million and $1,084 million respectively for 23 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (Note 10 and Note 11 to the consolidated financial statements) was $1,413 million as of December 31, 2019 (December 31, 2018: $1,509 million).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 9 (Variable Interest Entities) to the consolidated financial statements) was $82.9 million and $73.7 million respectively as of December 31, 2019. There were no vessels subject to financing arrangements as of December 31, 2018.